TrueShares Technology, AI & Deep Learning ETF
Schedule of Investments
March 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.4%
Biotechnology - 7.5%
Berkeley Lights, Inc.(a)	36,022	$256,116
Guardant Health, Inc.(a)	13,201	874,434
Relay Therapeutics, Inc.(a)	30,266	905,862
		2,036,412
Computers - 20.6%
Crowdstrike Holdings, Inc. - Class A(a)	9,499	2,157,032
Varonis Systems, Inc.(a)	27,925	1,327,555
Zscaler, Inc.(a)	8,639	2,084,418
		5,569,005
Internet - 14.3%
Amazon.com, Inc.(a)	367	1,196,402
Anaplan, Inc.(a)	24,149	1,570,892
Okta, Inc.(a)	7,204	1,087,516
		3,854,810
Pharmaceuticals - 1.4%
AbCellera Biologics, Inc. (a)(b)	38,579	376,145

Semiconductors - 14.8%
Advanced Micro Devices, Inc.(a)	15,813	1,728,993
NVIDIA Corp.	8,367	2,283,020
		4,012,013
Software - 37.8% (c)
Datadog, Inc. - Class A(a)	13,305	2,015,309
Elastic N.V. (a)(b)	11,530	1,025,594
ROBLOX Corp. - Class A(a)	17,328	801,247
Samsara, Inc. - Class A(a)	62,165	995,883
Schrodinger, Inc.(a)	19,603	668,854
SentinelOne, Inc. (a)	25,748	997,478
ServiceNow, Inc.(a)	1,980	1,102,642
Twilio, Inc. - Class A(a)	5,166	851,408
UiPath, Inc.- Class A(a)	31,122	671,924
Unity Software, Inc.(a)	11,222	1,113,335
		10,243,674
TOTAL COMMON STOCKS (Cost $31,251,649)		26,092,059

MONEY MARTKETS FUNDS - 4.1%
First American Treasury Obligations Fund - Class X, 0.22% (d)	1,117,436	1,117,436
TOTAL MONEY MARKET FUNDS (Cost $1,117,436)		1,117,436

TOTAL INVESTMENTS ( Cost $32,369,085) - 100.5%		27,209,495
Other assets and liabilities, net - (0.5)%		(139,452)
TOTAL NET ASSETS - 100.0%		$27,070,043

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(d)	The rate shown is the seven-day yield at period end.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$26,092,059	$-	$-	$26,092,059
Money Market Funds	1,117,436	-	-	1,117,436
Total Investments - Assets	$27,209,495	$-	$-	$27,209,495

*See Schedule of Investments for industry classifications.